As filed with the Securities and Exchange Commission on October 2, 2007
              Registration Nos. 33-13754,  811-05127


                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                  FORM N-1A

                            REGISTRATION STATEMENT
                      UNDER THE SECURITIES ACT OF 1933   [x]

                      Post-Effective Amendment No. 34   [x]
                                    and
                           REGISTRATION STATEMENT
                 UNDER THE INVESTMENT COMPANY ACT OF 1940      [x]

                              Amendment No. 34   [x]


                            ADVANCE CAPITAL I, INC.
                 (Exact Name of Registrant as Specified in Charter)

            One Towne Square, Suite 444, Southfield, Michigan 48076
                     (Address of Principal Executive Offices)

                                 (248) 350-8543
              (Registrant's Telephone Number, including Area Code)

                            Robert J. Cappelli, President
                  Advance Capital I, Inc., One Towne Square, Suite 444,
                             Southfield, Michigan 48076
                       (Name and Address of Agent for Service)


                                        Copy to:
                                  Paul R. Rentenbach
                                  Dykema Gossett PLLC
                                400 Renaissance Center
                                Detroit, Michigan 48243
                                     (313) 568-6973

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.
------------------------------------------------------------------------------
It is proposed that this filing will become effective (check appropriate box):
[   ] 60 days after filing pursuant to Rule 485(a)(1), or
[   ]	On ________, 200_, pursuant to Rule 485(a)(1), or
[   ] 75 days after filing pursuant to Rule 485(a)(2), or
[ X ] On January 2, 2008, pursuant to Rule 485(a)(2).
[   ] Immediately upon filing pursuant to Rule 485(b), or
[   ] On August 31, 2001, pursuant to Rule 485(b).
------------------------------------------------------------------------------
If appropriate, check this box:
[   ]	This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

[ THE INFORMATION IS THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED.
  NO PERSON MAY SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT A SOLICITATION OF AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE OF SECURITIES IS NOT PERMITTED. ]








         SUBJECT TO COMPLETION, DATED OCTOBER 2, 2007


                       [logo]
                  ADVANCE CAPITAL I
          P.O. Box 3144, Southfield, MI 48037



                      Prospectus
           Retail Shares and Institutional Shares


                    Core Equity Fund








The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                        January 2, 2008

                           TABLE OF CONTENTS

                                                            PAGE
                                                            ----
RISK/RETURN SUMMARY:  INVESTMENTS, RISKS AND PERFORMANCE ...  3

FEES and EXPENSES ..........................................  6

PLAN OF DISTRIBUTION .......................................  7

MANAGEMENT .................................................  7

SHAREHOLDER INFORMATION ....................................  8
   Pricing of Fund Shares ..................................  8
   Who May Purchase Shares .................................  9
   How to Purchase Shares ..................................  9
   How to Redeem Shares .................................... 10
   How to Redeem Shares From An IRA Account ................ 10
   How to Redeem Shares From A Non-IRA Account ............. 10
   Restrictions on Redemptions ............................. 11
   How to Exchange Shares .................................. 13
   Dividends and Distributions ............................. 13
   Distribution Options .................................... 13
   Tax Consequences ........................................ 14
   Privacy Policy .......................................... 14
   Portfolio Holdings Disclosure Policy .................... 14

RISK/RETURN SUMMARY:
INVESTMENTS, RISKS, AND PERFORMANCE
The purpose of this section is to provide you with a brief overview of the Advance Capital Core Equity Fund. There is no guarantee that the Fund will meet its stated investment objective. The Fund's share price will change based on fluctuations in the market. Shares may be worth more or less when you sell them than when you purchased them. The likelihood of loss is greater if you invest for a shorter period of time. MUTUAL FUND SHARES ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF THE ORIGINAL AMOUNT INVESTED.

The CORE EQUITY FUND
SEEKS TO PROVIDE INVESTORS WITH LONG-TERM GROWTH OF CAPITAL BY INVESTING PRIMARILY IN STOCKS OF COMPANIES WITH MARKET CAPITALIZATIONS OF AT LEAST $1 BILLION THAT HAVE IMPROVING FUNDAMENTALS AND WHOSE STOCK IS UNDERVALUED BY THE MARKET.

PRINCIPAL INVESTMENT STRATEGIES
The Fund strives to reach its investment objective by investing primarily (at least 80% of assets) in a diversified group of companies whose stocks or depositary receipts are listed for trading on the New York Stock Exchange or the Nasdaq Global Select Market or the Nasdaq Global Market and which have a market capitalization of more than $1 billion. These companies may be headquartered in the U.S. or in foreign countries. Generally, the Fund will be invested in between 45 and 65 companies at any given time.

The Subadviser believes that active portfolio management is rewarded due to a level of inefficiency in the market. These inefficiencies can be uncovered quantitatively and enhanced by a fundamental review. They are exploited through a rigorous and consistently applied discipline which is focused on valuation characteristics, changing investor expectations, earnings quality and effective capital deployment. The Fund has a core strategy that will tilt toward growth and value type stocks based on opportunity. Changes tend to be evolutionary and should be characterized as gradual enhancements to the portfolio at any point in time.

SECURITY SELECTION
When choosing stocks, the portfolio managers use a combination of top-down quantitative models, and fundamental bottom-up research and personal contacts to select companies with the following characteristics:

*  Low price to earnings ratios
*  Low price to cash flow ratios
*  Positive earning estimate revisions
*  High quality of earnings
*  Efficient capital deployment
*  Current market trends


A Word About Risk...
Risk is the possibility that your investment might lose value. When assessing risk, it is important to remember that the higher the risk of losing money, the higher the potential reward. As you consider an investment in the Fund, you should also consider your own tolerance for the daily fluctuations in the stock and bond markets.

BECAUSE OF THE SEVERAL TYPES OF RISK DESCRIBED ON THE FOLLOWING PAGES, YOUR INVESTMENT IN THE FUND, AS WITH ANY INVESTMENT, COULD LOSE MONEY!

Valuation measures, such as a company's price/earnings (P/E) ratio relative to the market and its own growth rate are also considered.

The Subadviser screens a universe of stocks with a market capitalization of $1 billion or more for the above characteristics. Each security is evaluated based on its relative historical performance and performance relative to its sector. Stocks are also evaluated using a return on invested cash flow model that provides a theoretical discounted "warranted" price of each security. The combined output of the individual models is aggregated and each security is provided a relative score. Stocks with an attractive score are evaluated further using traditional fundamental techniques for balance sheet strength, earnings sustainability and free cash flow. Stocks with attractive characteristics after this review are deemed potential candidates for inclusion in the funds portfolio. An additional review is made for technical factors such as current price trends, volume and current stock ownership to help identify appropriate entry and exit points. Finally, the portfolio managers evaluate any insights that the Subadviser's private clients might have regarding the stock's competitors, management or industry trends to verify the information mentioned above. The result is a list of attractive stocks that ultimately are available for investment by the Fund.

A three person portfolio management team selects the individual stocks that comprise the portfolio for the Fund. The Fund's benchmark is the Standard & Poor's 500 Stock Index. The Fund will normally have about a 10% exposure to any particular market sector and individual stock positions are normally limited to 5% of total assets at purchase and 7% of total assets at any other time.

In pursuing its investment objective, the Fund's adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund's management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities. When considering whether or not to sell investments, the portfolio manager considers the following as well as other factors:
* The potential impact of management changes, strategic marketing opportunities and competition on the long-term growth prospects for the company.
* Whether a security's price is overvalued compared to future earnings growth.
* How changes in the economy will impact the value of a company's stock.
* Whether there have been any other fundamental changes in the current or prospective financial structure or operations of the company.

RELATED RISKS
Market Risk - There is always the possibility that stock prices overall will decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. Any investment in the Fund may be worth more or less when redeemed than when purchased. The Fund should not be relied upon for short-term financial needs.

Company Risk - The value of a security may decline for a number of reasons which relate directly to the company, such as management performance, financial leverage and reduced demand for the company's goods and services.

Price Volatility - The Fund's return will rise and fall with changes in the broad market as a whole which can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. Share prices of all companies, even the best managed and most profitable, can fall for any number of reasons. Some reasons include:
*  Lower than expected earnings;
*  Increase in interest rates;
*  Overall economic condition; or
*  Investor perception.

Foreign Market Risk - To the extent the Fund invests in foreign securities, it is also subject to the special risks associated with such investments whether denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic developments overseas, greater volatility, less liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies.

Management Risk - The Fund is subject to management risk because it is an actively managed investment portfolio. The Subadviser and each member of the portfolio management team will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no assurance that these will produce the desired results.

Small-Cap Company Risk - The general risks associated with equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources, or they may depend on a few key employees. Stocks of smaller companies may trade less frequently and in lesser volume than more widely held companies and their values may fluctuate more sharply than other stocks.

Technology Stocks Risk - Many small and mid-cap companies are involved in developing technology and technology related products. Technology stocks are particularly volatile and subject to greater price swings, up and down, than the broad market. It is possible that companies whose products and services first appear promising may not succeed over the long term; they may succumb to intense competition or could quickly become obsolete in a rapidly developing marketplace. Earnings projections for developing companies that are not met can result in sharp price declines. This is true even in a generally rising stock market environment.

Because of the several types of risk described in this prospectus, you could lose money!

A Word About past performance...
When you see information on the Fund's performance, do not consider the figures to be an indication of the performance you could expect by making a
purchase in the Fund today.   The past is an imperfect guide to the future
and you should not expect future performance to be predicted by past performance.

A Word About Portfolio Diversification...
Portfolio Diversification is the process of buying securities that are different from each other. In general, the more diversified a fund's portfolio of securities, the less likely that a specific security's poor performance will hurt the fund. The Advance Capital Core Equity Fund is diversified.

A WORD ABOUT FEES AND EXPENSES?
Fees and expenses are an important consideration when choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating the fund plus any transaction costs incurred when buying, selling, or exchanging shares. These costs can reduce the fund's return. Even small differences in fund expenses can have a dramatic impact over time. The funds' operating expenses are:

MANAGEMENT FEES - The percentage of fund assets paid to the fund's investment manager.

DISTRIBUTION FEES - An annual charge ("12b-1") to existing shareholders to cover the cost of selling shares to new shareholders.

OTHER EXPENSES - Expenses for servicing of shareholder accounts, including costs for such services as:
*  providing statements  and reports
*  disbursing dividends
*  maintaining accounts
*  custodial fees
*  professional fees
*  providing various other services.


FEES and EXPENSES
Like all Advance Capital I, Inc. Funds, the Core Equity Fund is a "no-load" fund. This means you may purchase and sell shares in the Fund without incurring any sales charges. The table below shows that you pay no such fees. In addition, the following table describes the annual fees and expenses that you pay if you buy and hold shares of the Fund.

                                                      Retail Shares and
Shareholder Transaction Expenses                          Institutional
(fees paid directly from your investment)                        Shares
-----------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases ................. None
Maximum deferred sales charge (load) ............................. None
Maximum sales charge (load) imposed on reinvested dividends ...... None
Redemption fee(1) ................................................ None
Exchange fee ..................................................... None
-----------------------------------------------------------------------
(1) A $50 fee is charged for total redemption of an IRA account



                        ANNUAL FUND OPERATING EXPENSES(1)
                   (expenses that are deducted from Fund assets)
                 Management    Distribution    Other    Total Operating
                   Fees          (12b-1) Fees Expenses  Expenses
-----------------------------------------------------------------------
Retail Shares ...  0.80%          0.25%         0.05%        1.10%
Institutional
  Shares ........  0.80%          0.00%         0.05%        0.85%
-----------------------------------------------------------------------
(1) As a percentage of average daily net assets. These expenses are estimated because the Fund has not had a full year of operations yet.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                           1 Year           3 Years
-----------------------------------------------------------------------
Retail Shares ...........................  $  112            $ 350
Institutional Shares ....................  $   87            $ 271

The amounts shown in this example should not be considered a representation of past or future expenses. The actual expenses may be greater or less than those shown.
                                 -6-

PLAN OF DISTRIBUTION
Retail Shares and Institutional Shares are offered by this prospectus. Advance Capital I, Inc. has a Plan of Distribution or "12b-1 Plan," which applies only to Retail Shares of the Fund, under which it may finance activities primarily intended to sell Retail Shares. The 12b-1 fees paid by the Fund, as a percentage of average net assets, are indicated in the Annual Fund Operating Expenses table above under "Fees and Expenses." Because these fees are paid out of the Fund's assets belonging only to the Retail Shares on an ongoing basis, they will increase the expense ratio for Retail Shares and may, over time, cost you more than other types of sales charges.

MANAGEMENT
The Company is governed by a Board of Directors that meets regularly throughout the year to review its activities, review contractual arrangements with companies that provide services to the Company, and review each Fund's performance. The majority of Directors are not "interested persons" of the Company. The Company is authorized to issue up to 1 billion shares of common stock, which may be classified into one or more classes, as the Board of Directors determines. Information about the Directors and executive officers of the Company may be found in the SAI.

Investment Adviser
Advance Capital Management, Inc. ("ACM"), One Towne Square, Suite 444, Southfield, MI 48076, began serving as investment adviser to Advance
Capital I, Inc. in 1987 and currently serves as investment adviser to all of the Advance Capital I, Inc. Funds. ACM is responsible for the day-to-day management of the investment portfolios and other business affairs. ACM conducts investment research, offers advice and recommendations concerning each Fund's investments, and supplies certain administrative, compliance, and accounting services to the Funds. A discussion regarding the basis for the board of director's approval of the investment advisory contract with ACM is available in the SAI. The total management fee paid by the Funds, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and Expenses". As of December 31, 2006, ACM had approximately $1.03 billion under management.

Sub-Adviser
Seizert Capital Partners, LLC. ("Seizert"), 185 West Oakland, Birmingham, MI 48009, serves as the sub-adviser for the Core Equity Fund. ACM pays a subadvisory fee to Seizert out of its own assets, and the Fund does not pay any portion of this subadvisory fee. As of November 30, 2007, Seizert had approximately $____ billion under management.

Management Personnel
The individuals serving as the portfolio management team for Seizert include:

GERALD L. SEIZERT, CFA and CIC, earned his undergraduate degree in Finance and his MBA in Finance from the University of Toledo, Ohio. Mr. Seizert founded Seizert Capital Partners, LLC in 2000, and has been its Chief Executive Officer since its inception. Prior to founding Seizert, he was employed by Munder Capital Management as a Managing Partner and Chief Investment Officer of Equities from April 1995 to December 1999, and also served as Munder's Co-Chief Executive Officer from January 1998 to July 1999. Mr. Seizert directs the equity disciplines of the firm and serves as portfolio manager to select clients.

EDWARD O. EBERLE, CFA, earned his undergraduate degree in Finance from Michigan State University. He joined Seizert at its inception in December 2000 as a Senior Portfolio Manager and has been employed as President of Seizert since January 2002. Prior to joining Seizert, Mr. Eberle was employed as Executive Vice President of Valenti Capital, Senior Portfolio Manager for Munder Capital Management and Executive Vice President of Westpointe Financial Group. Mr. Eberle coordinates

Seizert's investment process, co-manages the firm's investment disciplines and manages a hedge fund established in 1999 and now sponsored by Seizert.

DAVID COLLON earned his undergraduate degree in Finance from Lake Forest College and his MBA in Accounting from Wayne State University. He joined Seizert in October 2004 as a portfolio manager. He manages private accounts and a hedge fund established in 2002 and sponsored by Seizert. From May 2000 until joining Seizert, Mr. Collon was employed by Jay A. Fishman, Ltd., as a portfolio manager and research analyst. Prior to that, he served as a Vice President of Institutional Sales for Friedman, Billings, Ramsey & Co., an investment banking firm.

Information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of Fund shares can be found in the SAI.

COMPENSATION AND EXPENSES
The Fund bears all expenses of its operations other than those incurred by the Adviser and the Subadviser under their advisory and sub-advisory agreements, and those incurred by Advance Capital Group, Inc., under its administration agreement with the Company. In particular, the Fund pays investment management fees, administration fees, shareholder servicing fees and expenses, custodian and accounting fees and expenses, legal and auditing fees, expenses of printing and mailing prospectuses and shareholder reports, registration fees and expenses, proxy and meeting expenses and Directors' fees and expenses. Under the investment management agreement approved by shareholders of the Fund, the Company pays the Adviser a management fee equal to 0.40% of the average daily net assets of the Fund (before giving effect to any fee waivers).

SHAREHOLDER INFORMATION
Pricing of Fund Shares
The Fund's share price, also called its net asset value, or NAV, is calculated each business day that the New York Stock Exchange is open, after the close of trading (generally 4 p.m. Eastern time). The NAV is not calculated on days when the New York Stock Exchange is closed. The net asset value of each share of a Fund is the value of a single share.

The net asset value is calculated by totaling the assets of the Fund, subtracting all of its liabilities, or debts, and then dividing by the total number of shares outstanding. In calculating the value of total assets, equity securities are valued at the last quoted market price at the time the valuations are made and debt securities are valued using prices furnished by an independent pricing service. When reliable market quotations are not readily available or are considered unreliable, securities are priced at their fair value, determined according to procedures adopted by the Board of Directors, which may include using an independent pricing service. The Fund may use fair value pricing if the value of a security has been materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is traded.
This most commonly occurs with foreign securities, but may occur with other securities as well, such as fixed income securities. When fair value pricing is used, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices for the same securities, which means the Fund may value those securities higher or lower than another fund that uses market quotations or official closing prices.

                                 Total Assets less Total Liabilities
                                 -----------------------------------
            Net Asset Value =        Number of Shares Outstanding

The daily NAV is useful to you as a shareholder because the NAV, when multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.

WHO MAY PURCHASE SHARES
Only the following investors may purchase Institutional Shares: banks, savings institutions, credit unions and other financial institutions, corporations, foundations, retirement plans, endowments or other accredited institutions and certain high net worth individuals who are approved for investment in the Fund by the Subadviser. All other investors may purchase only Retail Shares.

HOW TO PURCHASE SHARES
You may purchase shares in any of the Funds by completing an Application to Purchase Shares. Mail the application and a check payable to Advance Capital I, Inc. to:

   By Regular Mail:                    By Overnight Mail:
   Advance Capital I, Inc.             Advance Capital I, Inc.
   P.O. Box 3144                       One Towne Square, Suite 444
   Southfield, MI  48037               Southfield, MI  48076

All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks. If you are making a purchase into an existing retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. If received by 4:00 p.m. Eastern time, your shares will be purchased or sold at the NAV next determined after your order has been received and accepted.

Shares in the Fund are available for purchase through certain brokers and other financial intermediaries. Discuss with your intermediary whether the Fund is available through your broker or financial intermediary. For purchases and redemptions of Fund shares made electronically with a broker or financial intermediary through the National Securities Clearing Corporation ("NSCC") system, if your order is received by the broker or intermediary before 4:00 p.m., Eastern time, the order will be made at that day's closing price, even though the broker or intermediary communicates the order to the Fund's transfer agent after 4:00 p.m., Eastern time. For purchases and redemptions of Fund shares made with a broker or financial intermediary other than through the NSCC system, orders received by the Fund's transfer agent from the broker or intermediary after 4:00 p.m., Eastern time, will be made at the next day's closing price, even though you submit your order to your broker or financial intermediary before 4:00 p.m. You should check with your broker or financial intermediary to see when your order will be priced.

When making subsequent purchases, you only need to mail a check noting your account number and the amount of money to be invested into the Fund.

The minimum initial investment for Retail Shares in the Fund is $10,000
(or $2,000 for IRA accounts). This investment may be made in any combination of Advance Capital Funds (Advance Capital offers shares in three other mutual funds not described in this Prospectus) as long as a $1,000 minimum investment is maintained in each Fund selected. The minimum investment for Institutional Shares in all of the Funds is $250,000 (exceptions can be made based on aggregate investments over time).

Advance Capital Group, Inc., the Fund's transfer agent, is required by law to obtain certain personal information from you or any person(s) acting on your behalf in order to verify your or such person's identity. If you do not provide the required information, we may not be able to open your account.
If we are unable to verify your identity or that of another person(s) authorized to act on your behalf, or believe we have identified potential criminal activity, Advance Capital I, Inc. reserves the right to close your account or take such other action we deem reasonable or required by law.

A Word About
Signature Guarantees...
A signature guarantee is a measure designed to protect you from fraud by assuring that your signature is genuine. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, and members of the New York Stock Exchange ("NYSE"). Call your financial institution to see if they can guarantee your signature. Please note that a signature guarantee is NOT the same as having your signature notarized by a Notary Public and the two are not interchangeable.

A Word About Cash Reserves...
Holding "cash" does not mean that the fund literally holds a stack of currency. Rather, cash reserves refer to short-term, interest-bearing securities that can easily and quickly be converted to cash. Most mutual funds keep a small percentage of assets in cash to accommodate shareholder redemptions.

While some funds strive to keep cash levels at a minimum and to always remain fully invested in stocks, others allow the investment advisers to hold up to 20% of a fund's assets in cash reserves.

HOW TO REDEEM SHARES
On any business day, you may redeem all or a portion of a particular class of shares. Your order, if received by 4:00 p.m. Eastern time, will be processed at the next NAV calculated after your order is received. Normally, a check for the proceeds from a sale is mailed within one business day, but in no event, more than seven days. Redemptions are either made by written instruction or if elected, by telephone.

HOW TO REDDEM SHARES FROM AN IRA ACCOUNT
In order to redeem all or part of your shares from an IRA account, you must complete an IRA Distribution Form. You may request a redemption from your IRA by telephone to establish the Net Asset Value pricing of that redemption if and only if you will pick up the redemption check, in person, at the Company's headquarters at One Towne Square, Suite 444, Southfield, Michigan and sign the IRA Distribution Form at that time. If you do not appear and sign the form within seven business days, the amount of the redemption will be returned to your account at the next available price (may be higher or lower than the redemption NAV). If you are age 59 1/2 or older (and have satisfied any sub-equal withdrawal rules) and you elected telephone redemption privileges, you may request additional withdrawals from your account by telephone.

Advance Capital Group, Inc. charges a $50 fee for the total liquidation of an IRA account. The fee will automatically be taken from the proceeds of the sale.

HOW TO REDEEM SHARES FROM A NON-IRA ACCOUNT
If you are selling shares from a non-IRA account for an amount of $25,000 or less, you may redeem your shares by telephone provided you authorized "Telephone Redemption Service" on your initial account application. You may redeem shares by calling (248) 350-8543 or (800) 345-4783 on any business day between the hours of 8:00 a.m. and 4:00 p.m., Eastern time. If you authorize Telephone Redemption Service, you authorize Advance Capital Group, Inc. to:

1) Take instruction from any person by telephone to redeem or sell shares from your account.
2) Take written instruction to redeem an amount of $25,000 or less regardless of whether or not the request was SIGNATURE GUARANTEED.
3) Take instruction from any person by telephone to change your address.
4) Take written instruction to change your address regardless of whether or not the request was signature guaranteed.

Advance Capital Group, Inc. will take reasonable precautions to ensure that any requests made are legitimate. For example, Advance Capital Group, Inc. will ask for certain personal forms of identification. If such reasonable precautions are taken, Advance Capital Group, Inc. will not be held responsible for any losses resulting from unauthorized transactions. You will receive a written confirmation each time a telephone redemption is made to verify that instructions communicated by telephone are genuine.

If you are selling shares from a non-IRA account for an amount over $25,000, you must submit a medallion signature guaranteed letter of instruction. The letter must state your name, account number, the name of the Fund and the dollar or share amount you wish to redeem. Exceptions to this rule require representative approval and management authorization.


Restrictions on Redemptions
Institutional Shares
--------------------
In the event a shareholder of Institutional Shares wishes to redeem shares of the Fund and the redemption represents an amount which is greater than 1% of assets of the Fund, the Advisor will process the transaction and reserves the right to pay the proceeds no later than the seventh day.

Market Timing
-------------
Some investors try to profit from a strategy called market-timing. Market timing is the switching of money into investments when an investor expects prices to rise, and taking money out when an investor expects prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. All Advance Capital
I, Inc. Funds have adopted policies to discourage short-term trading:

* The Fund discourages substantive "round trip" transactions through any fund during a 12-month period. A "round trip" transaction is a redemption OUT of a fund (by any means) followed by a purchase back INTO the same fund (by any means). "Substantive" means a dollar amount that fund management determines, in its sole discretion, could adversely affect the management of the fund.

* The Fund reserves the right to reject any purchase request, including exchanges, that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

Exempted from this trading prohibition are systematic exchanges and automatic reinvestments of any dividends and distributions on remaining fund balances.

Checks Mailed to an Address Other than the Address of Record:
-------------------------------------------------------------
If you would like a check to be mailed to an address other than your address of record, you must submit a medallion signature guaranteed letter of instruction. Exceptions to this rule require representative approval and management authorization.

Redemption in Kind:
-------------------
The Fund is obligated to redeem shares in cash up to $250,000 or 1% of the Fund's NAV, whichever is less, for any shareholder within a 90 day period.
A redemption above this amount will also be made in cash unless the Board of Directors determines that additional cash withdrawals will have a material adverse effect on the remaining shareholders. If this is the case, the Fund will pay all or a portion of the remainder of the distribution in liquid or readily marketable portfolio instruments that the Board of Directors deem fair and reasonable.

Redemption in kind is not as liquid or marketable as cash. If redemption is made in kind, shareholders may need to sell the securities for less than their value at the time of redemption and may incur fees associated with this sale.


Redemption Before Checks Clear:
-------------------------------
When you purchase shares by check, payment of the proceeds may be delayed until the check clears the bank. Up to 15 calendar days may be allowed from the purchase date for a check to clear.

Accounts with Low Balances:
---------------------------
Due to the high cost of maintaining accounts with low balances, your shares may be sold if the total of your combined account balances in all Advance Capital Funds falls below $10,000 ($2,000 for IRA accounts). Advance Capital I, Inc. could sell shares of a specific fund if that one fund falls below the $1,000 minimum. Shares will not be sold if the total account balance for all Advance Capital Funds falls below $10,000 ($2,000 for IRA accounts) because of changes in the net asset values of the Advance Capital Funds. Before your shares are sold, you will be notified in writing and will be allowed 30 days to purchase additional shares to meet the minimum balance.

A Word About "Buying a Dividend"...
"Buying a Dividend" is the practice of purchasing shares of a fund shortly before it makes a distribution. The payment of a cash dividend decreases a mutual fund's net asset value, thereby returning shares to you as a taxable distribution.

As an example: If, on December 15th, you invest $5,000 for 250 shares of a fund at $20 per share and the fund pays a distribution of $1 per share on December 16th, its share price would drop to $19 (ignoring market changes). You would still have only $5,000 (250 shares times $19=$4,750 in share value, plus $250 in distributions), but you would owe tax on the $250 distribution you received (even if you had reinvested it in more shares). To avoid "buying a dividend," check a fund's distribution schedule before you invest.


A Word About Investing for the Long Term...
The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term fluctuations in the market.



How to Exchange Shares
An exchange is the selling of shares of a particular class of one Advance Capital I, Inc. Fund to purchase shares of that same class in another Advance Capital I, Inc. Fund. Such a transaction may produce a taxable gain or loss in a non-tax deferred account. You may exchange shares of a particular class in writing or by telephone, if you elected telephone redemption. Advance Capital Group, Inc. reserves the right to change these exchange procedures or required authorizations in the future. You will be given at least 60 days notice before any changes become effective.

Exchanges have the same tax consequences as ordinary sales and purchases. To the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation.


Dividends and Distributions
As a shareholder, you are entitled to your share of the Fund's income from interest and dividends, and gains from the sale of investments. You receive earnings as either an income dividend or capital gains distribution. Income dividends come from the interest the Fund earns from its money market and bond investments as well as dividends it receives from stock investments. Capital gains are realized whenever the Fund sells securities for a higher price than it paid for them.

Distribution Options
You can receive distributions in a number of ways:

Reinvestment ................ Dividends and capital gains are automatically reinvested in additional
                              shares of the Fund unless you request a
                              different distribution method.
Dividends in cash ........... Dividends are paid by check and mailed to your address of record, and capital gains
                              are reinvested in additional shares of
                              the Fund.
Capital gains in cash ....... Capital gains distributions are paid by check and mailed to your address of
                              record, and dividends are reinvested in
                              additional shares of the Fund.
Dividends and capital gains
     in cash ................ Both dividends and capital gains
                              distributions are paid by check and
                              mailed to your address of record.

Dividends and capital gains distributions for the Fund are declared annually and paid in December of each year.

Tax Consequences
As with any investment, you should consider the tax consequences of investing in the Fund. The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Funds. You may wish to consult your own tax adviser. Additionally, state or local taxes may apply to your investment, depending upon the laws where you live. To avoid taxation, the Internal Revenue Code requires each Fund to distribute net income and any net capital gains realized on its investments. Shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether the dividends are paid in cash or reinvested in additional shares.

The dividends and short-term capital gains that you receive are taxable to you as ordinary dividend income. Any distributions of net long-term capital gains by the Fund are taxable to you as long-term capital gains, no matter how long you've owned shares in the Fund. Long-term capital gains may be taxed at different rates depending on how long the Fund held the securities.

If you sell or exchange shares of the Fund, any gain or loss you have is a taxable event, which means you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

Privacy Policy
Advance Capital I, Inc. considers the privacy of its investors to be of fundamental importance and has established a policy to maintain the privacy of the information you share with us. We do not sell any information to any third parties, however, we do collect and maintain certain nonpublic personal information about you, including the following:
  *  Name and Address
  *  Social Security Number
  *  Assets
  *  Account Balance
  *  Investment Activity
  *  Other Accounts

Any personal or financial information provided to Advance Capital I, Inc. is kept strictly confidential.

* Advance Capital I, Inc. restricts access to personal and financial information to certain employees in order to provide products and services.
* Employees share information outside of the Company only as authorized by you or as required by law.

* Physical, electronic and procedural safeguards are in place to guard your nonpublic information. These safeguards comply with federal and state standards.

Portfolio Holdings Disclosure Policy
A description of Advance Capital I, Inc.'s policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Statement of Additional Information.

[BACK COVER]
Additional information about Advance Capital I, Inc., contained in the Statement of Additional Information ("SAI"), has been filed with the
Securities and Exchange Commission (SEC).   The SAI bears the same date as
this prospectus and is incorporated by reference in its entirety into this prospectus. Information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds, please call Advance Capital at (800) 345-4783 or (248) 350-8543 or write to us at P.O.
Box 3144, Southfield, Michigan 48037. Each year you are sent updated annual and semi-annual reports for the Funds as well as a proxy statement. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. The Company does not yet make its SAI or annual or semi-annual reports to shareholders available on its internet website, although it plans to do so in the future.

The code of ethics and additional information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information on the operation of the public reference room by calling the SEC at (202) 942-8090. Reports and other information about the Funds are also available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

Ticker Symbols:
Retail Shares ................................................ A ___ X
Institutional Shares ......................................... A ___ X


Investment Adviser: .................. Advance Capital Management, Inc.
                                                   Southfield, Michigan

Subadviser: ............................. Seizert Capital Partners, LLC
                                                   Birmingham, Michigan

Administrator and Transfer Agent: ......... Advance Capital Group, Inc.
                                                   Southfield, Michigan

Custodian: ........................................... Fifth Third Bank
                                                       Cincinnati, Ohio

Distributor: ........................... Advance Capital Services, Inc.
                                                   Southfield, Michigan

Independent Registered Public
     Accounting Firm: ...................... PricewaterhouseCoopers LLP
                                                         Columbus, Ohio

Legal Counsel: .................................... Dykema Gossett PLLC
                                                      Detroit, Michigan


                  Prospectus dated January 2, 2008
                Investment Company File No. 811-05127

[ THE INFORMATION IS THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT
  COMPLETE AND MAY BE CHANGED. NO PERSON MAY SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT A SOLICITATION OF AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE OF SECURITIES IS NOT PERMITTED. ]




      SUBJECT TO COMPLETION, DATED OCTOBER 2, 2007





                  ADVANCE CAPITAL I, INC.
              Statement of Additional Information

            for Retail Shares and Institutional Shares
                              of
                       CORE EQUITY FUND

This Statement is not a Prospectus but should be read in conjunction with the Funds' current Prospectus dated January 2, 2008 (the "Prospectus"). Much of the information contained in this Statement of Additional Information expands upon the subjects discussed in the Prospectus. No investment should be made without first reading the Prospectus. You may receive a copy of the Prospectus by calling 800-345-4783 or by writing to us at the following address:

                        Advance Capital I, Inc.
                             P.O. Box 3144
                        Southfield, MI  48037

The Company's Annual Report to Shareholders for the fiscal year ending December 31, 2007, will be distributed to shareholders of each Fund pursuant to Section 30(d) of the Investment Company Act of 1940, and a copy of the Annual Report will be provided without charge by writing to the Company at the address shown above or by calling us at the telephone number shown above.


                          January 2, 2008

TABLE OF CONTENTS
                                                                   Page
Description of the Fund ............................................ 1
  Money Market Instruments ......................................... 1
  Repurchase Agreements ............................................ 1
  Securities Lending ............................................... 2
  Foreign Securities ............................................... 2
  Investment Policies .............................................. 2
  Disclosure of Portfolio Holdings ................................. 3
Management of the Company .......................................... 4
  Ownership of Fund Shares ......................................... 6
  Compensation ..................................................... 6
Proxy Voting Policies and Procedures ............................... 6
Code of Ethics ..................................................... 7
Control Persons and Principal Holders of Securities ................ 7
  Controlling Persons .............................................. 7
  Principal Holders of Securities .................................. 7
  Management Ownership ............................................. 7
Investment Advisory and Other Services ............................. 7
  Investment Adviser and Subadviser ................................ 7
  Subadviser Portfolio Manager Compensation ........................ 8
  Fund Ownership by Portfolio Managers ............................. 8
  Other Funds or Accounts Managed .................................. 9
  Conflicts of Interest ............................................ 9
  12b-1 and Distribution Plan ...................................... 9
  Administrator and Transfer Agent ................................ 10
  Custodian ....................................................... 10
  Independent Registered Public Accounting Firm ................... 10
  Legal Counsel ................................................... 11
Portfolio Transactions ............................................ 11
  Portfolio Turnover .............................................. 12
Capital Stock and Other Securities ................................ 12
Purchase and Pricing of Shares .................................... 13
Taxation of the Fund .............................................. 13
Performance Information ........................................... 13
  Average Annual Total Return ..................................... 13
  Average Annual Total Return (After Taxes on Distributions) ...... 14
  Average Annual Total Return
      (After Taxes on Distributions and Redemption) ............... 14
Anti-Money Laundering Program ..................................... 15
Financial Statements .............................................. 15
APPENDIX A - PROXY VOTING POLICIES OF THE SUBADVISER ............... 1

                         DESCRIPTION OF THE FUND

     Advance Capital I, Inc. (the "Company") was organized on March 6, 1987, as a Maryland Corporation. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified, management investment company. Currently, the Company offers two classes of stock (Retail Shares and Institutional Shares) of four distinct investment portfolios (the "Advance Capital I Funds"). The Advance Capital I Funds are the Retirement Income Fund, the Balanced Fund, the Equity Growth Fund and the Core Equity Fund

     Each Advance Capital I, Inc. Fund has its own investment objectives and policies. This Statement of Additional Information relates only to the Advance Capital Core Equity Fund (the "Core Equity Fund" or the "Fund"). The following policies supplement the investment objectives and policies of the Core Equity Fund set forth in the Company's Prospectus for the Core Equity Fund. The percentage limitations included in these policies apply only at the time of purchase. For example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to sell any securities.


MONEY MARKET INSTRUMENTS

     The Fund anticipates under normal conditions that no more than 10% of its total assets will be invested in high-quality money market instruments. However, under unusual market or economic conditions or for temporary defensive purposes, the Fund may invest up to 100% of its assets in money market instruments. Money market instruments are defined as commercial paper and bank obligations. Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits earning a specified return and issued by a U.S. bank which is a member of the Federal Reserve System or insured by the Federal Deposit Insurance Corporation, or by a savings and loan association or savings bank that is insured by the Federal Deposit Insurance Corporation. Investments in bank obligations are limited to the obligations of financial institutions having more than $2 billion in total assets at the time of purchase. Investments in commercial paper will be limited to issues which have the highest rating, at the time of purchase, by Standard & Poors ("S&P") or Moody's Investor Services ("Moody's") or, if not rated, are determined by the investment adviser to be of comparable investment quality.

REPURCHASE AGREEMENTS

     The Fund may invest in repurchase agreements. Repurchase agreements are arrangements in which banks, broker dealers, and other recognized financial institutions sell U.S. Government securities (limited to those with remaining maturities of five years or less) to the Funds and agree at the time of sale to repurchase them at a mutually agreed upon time and price. The Fund or its Custodian will take possession of the securities subject to repurchase agreements. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Subadviser will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. In the event of a bankruptcy or default of certain sellers of repurchase agreements, the Fund could experience costs and delays in liquidating the underlying security which is held as collateral, and the Fund might incur a loss if the value of the collateral held declines during this period.


SECURITIES LENDING

     The Fund may seek to increase its income by lending portfolio securities. Loans may only be made to financial institutions and are required to be secured continuously by collateral in cash or liquid assets. Such collateral will be maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Fund would have the right to call a loan and obtain the securities loaned at any time. For the duration of the loan, the Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan. In the event of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment, the Fund would call the loan. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Subadviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If the Subadviser decides to make securities loans, as an operating policy, it is intended that the value of the securities loaned will not exceed 33-1/3% of the value of the total assets of the Fund


FOREIGN SECURITIES

     The Fund may invest up to 10% of total assets (excluding reserves) in foreign securities. These include non-dollar denominated securities traded outside of the U.S. and dollar-denominated securities of foreign issuers traded in the U.S. (such as American Depositary Receipts). Such investments increase the Fund's diversification and may enhance return, but they also involve some special risks, such as exposure to potentially adverse local political and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment's value (favorable changes can increase its value). These risks are heightened for investments in developing countries, and there is no limit on the portion of the fund's foreign investments that may be made in such countries.


INVESTMENT POLICIES

     The Fund is subject to certain investment limitations. If a percentage limitation is satisfied at the time of the investment, a later increase or decrease in the percentage resulting from a change in the value of a Fund's portfolio securities will not constitute a violation. The portfolio manager will determine, based on current market conditions, when to realign the portfolio within its original investment limitations. The Fund may be unable to sell certain securities due to low credit ratings or limited market trading.

Fundamental Investment Policies. The following investment policies may only be changed with respect to the Fund by a vote of a majority of the shareholders of the Fund. This means the affirmative vote of the lesser of
(a) 50% of the outstanding shares of the Fund, or (b) 67% or more of the shares of the Fund present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

The Fund will not:

1) Issue senior securities or borrow money except to the extent permitted by the 1940 Act;

2) Engage in the business of underwriting securities of other issuers except to the extent that the Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of certain investment securities that are considered "restricted securities";

3)  Purchase or sell commodities futures contracts;

4) Invest in oil, gas, or other mineral exploration or development programs; provided, however, this shall not prohibit the Fund from purchasing publicly traded securities of companies engaging in whole or in part of such activities;

5) Purchase or sell real estate, except that the Fund may purchase securities of issuers that deal in real estate, such as real estate investment trusts ("REITs") and may purchase securities which are secured by interests in real estate; or

6) Acquire any other investment company or investment company security except as permitted by the Investment Company Act of 1940.


     Non-Fundamental (Operating) Policies. The following investment policies are not "fundamental" policies, but are operating policies that may be changed at any time by action of the Fund's Board of Directors:

The Fund will not:

1)  Invest more than 25% of its total assets in any one industry;

2) Make loans, except that the Fund may enter into repurchase agreements with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and it may make loans of its portfolio securities which are fully collateralized by cash or U.S. government securities;

3) Purchase securities on margin, make short sales of securities or maintain a short position;



DISCLOSURE OF PORTFOLIO HOLDINGS

     Non-public portfolio holdings information is disclosed to select brokerage firms and rating agencies. The Fund does not receive any compensation or consideration, directly or indirectly, in return for distributing information about its portfolio holdings. At no time are any non-public holdings distributed to investors in the Fund. Non-public information about the Fund's portfolio holdings is also disclosed to rating agencies, such as Morningstar, Standard &

Poors or Moody's, whose purpose in receiving that information is to compile and publish ratings and related information about the Fund. Generally, the information disclosed to brokers represents the most current portfolio holdings and is typically distributed once per quarter.

     The Fund follows procedures to ensure that non-public information about its portfolio holdings is disclosed only when such disclosure is in the best interest of the Fund and its shareholders. All requests for information (including lists) on holdings in the Fund are forwarded to the portfolio managers. The Senior Portfolio Manager determines whether or not the request is legitimate and if the information should be provided to the individual(s) or companies. Release of the Fund's portfolio holdings is limited to those on a "need to know basis" and is always subject to a duty of non-disclosure by the recipient and a duty not to trade on the basis of non-public information. All other requests are denied. Any failure to follow these procedures will be reported to the Chief Compliance Officers of Advance Capital I, Inc.


                          MANAGEMENT OF THE COMPANY

     Advance Capital I, Inc. is managed by a Board of Directors. The Directors are responsible for managing the company's business affairs and for exercising all the company's powers except those reserved for the shareholders. The Board has designated an Audit Committee comprised of the Directors who are not "interested" persons of the Company (as that term is defined in the 1940 Act). Thomas Saeli serves as the Audit Committee's Chairman. The Audit Committee provides oversight regarding the accounting and financial reporting policies and practices, systems of internal controls and independent audit of the Funds. The Audit Committee has adopted a formal written charter that is available upon request. Two Audit Committee meetings were held during the last fiscal year. There are no other committees of the Board. Officers and Directors of the Company, their addresses, and principal occupations during the last five years, are as follows:


                                                                                        Number
                                                                                        of           Other
                        Postition(s)       Year           Principal Occupation(s)       Portfolios   Directorships
Name and Address        & Office(s)        Elected *      During Past 5 Years           Overseen     Held **
--------------------------------------------------------------------------------------------------------------------------------
"INTERESTED"
DIRECTOR***
--------------------------------------------------------------------------------------------------------------------------------
Robert J. Cappelli      President,         1987           President, Treasurer and          4         None
One Towne Square        Treasurer,                        Director
Suite 444               and Director                      Advance Capital I, Inc.; Vice
Southfield, MI 48076                                      President & Treasurer,
Age 55                                                    Advance Capital Services, Inc.
--------------------------------------------------------------------------------------------------------------------------------
"NOT INTERESTED"
DIRECTORS
--------------------------------------------------------------------------------------------------------------------------------
Joseph A. Ahern         Director &          1995          Attorney; President and           4         None
One Towne Square        Board                             Shareholder; Stark, Reagan,
Suite 444               Chairman                          P.C.
Southfield, MI 48076
Age 49
--------------------------------------------------------------------------------------------------------------------------------




                                                                                        Number
                                                                                        of           Other
                        Postition(s)       Year           Principal Occupation(s)       Portfolios   Directorships
Name and Address        & Office(s)        Elected *      During Past 5 Years           Overseen     Held **
--------------------------------------------------------------------------------------------------------------------------------
"NOT INTERESTED"
DIRECTORS
--------------------------------------------------------------------------------------------------------------------------------
Dennis D. Johnson       Director           2000           Retired; former Chief          4            None
One Towne Square                                          Operating Officer, Belgacom
Suite 444                                                 (Ameritech International);
Southfield, MI 48076                                      Management Consultant;
Age 68                                                    Vice President - Human
                                                          Resources, Ameritech
                                                          Network Services
-------------------------------------------------------------------------------------------------------------------------------
Janice E. Loichle       Director           2001           Retired; former Vice           4            None
One Towne Square                                          President, Chief Integration
Suite 444                                                 Officer and Chief of Local
Southfield, MI 48076                                      Exchange Operations, XO
Age 59                                                    Communications, Inc.;
                                                          President, NEXTLINK
                                                          Solutions
                                                          (Telecommunications)
-------------------------------------------------------------------------------------------------------------------------------
Thomas L. Saeli         Director           2000           Chief Executive Officer,       4            Noble
One Towne Square                                          Noble International, Ltd.                   International, Ltd.
Suite 444                                                 (since March 2006); Vice
Southfield, MI 48076                                      President - Corporate
Age 50                                                    Development, Lear
                                                          Corporation (automotive
                                                          suppliers) (from prior to 2000
                                                          until March 2006)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

                                                                                        Number
                                                                                        of           Other
                        Postition(s)       Year           Principal Occupation(s)       Portfolios   Directorships
Name and Address        & Office(s)        Elected *      During Past 5 Years           Overseen     Held **
--------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
--------------------------------------------------------------------------------------------------------------------------------
Christopher Kostiz      Vice President     2003           Vice President, Advance         4            None
One Towne Square                                          Capital I, Inc.; President,
Suite 444                                                 Advance Capital Management,
Southfield, MI 48076                                      Inc.; Sr. Portfolio Manager,
Age 39                                                    Advance Capital Management,
                                                          Inc.
--------------------------------------------------------------------------------------------------------------------------------
Kathy J. Harkleroad      Vice President,   1996           Vice President, CCO and         4           None
One Towne Square         Chief                            Secretary, Advance Capital I,
Suite 444                Compliance                       Inc.; and Advance Capital
Southfield, MI 48076     Officer                          Group, Inc.; Marketing
Age 55                   and                              Director, Advance Capital
                         Secretary                        Services, Inc.
--------------------------------------------------------------------------------------------------------------------------------
Julie Katynski           Vice President    2003           Vice President & Assistant      4           None
One Towne Square         and                              Secretary, Advance Capital I,
Suite 444                Assistant                        Inc.; Vice President - Finance,
Southfield, MI 48076     Secretary                        Advance Capital Group, Inc.;
Age 41                                                    Controller, Advance Capital
                                                          Group, Inc.
--------------------------------------------------------------------------------------------------------------------------------


* There is no set term of office for Directors and Officers. The Independent Directors have adopted a retirement policy, which calls for the retirement of Directors in the year in which they reach the age of 70.

** This column includes only directorships of companies required to register or file reports with the Commission under the Securities Exchange Act of 1934 (that is, "public companies") or other investment companies registered under the 1940 Act.

*** Mr. Cappelli is an "interested person" of the Funds, as defined in the 1940 Act, because he is an officer and principal stockholder of the Funds' Adviser.

     The Company knows of no arrangements or understandings between a Director or Officer and any other person pursuant to which a person has been selected as a Director or Officer. There is no family relationship between any of the Directors and any of the Officers of the Company.

OWNERSHIP OF FUND SHARES

     As of November 30, 2007, the Directors of the Company did not own any shares of the Fund.



COMPENSATION

     Only the "not interested" Directors are paid compensation by the Company for their service as Directors. Directors are also reimbursed for expenses incurred in attending the meetings. The Company pays quarterly fees of $ 3,750 to each "not interested" Director, and such fees are allocated among the Funds offered by the Company on the basis of each Fund's pro rata share of the Company's net assets for all Funds at the time of reimbursement.
The Chairman of the Board receives an additional 50% in compensation. The Company does not offer its Directors any pension or retirement benefits and did not offer such benefits during or prior to the fiscal year ended December 31, 2006. The following table provides information regarding the compensation paid to the "not interested" Directors by the Company with respect to all of its Funds for the year ended December 31, 2006.

                                                          Total
          Name of Director                         Compensation
          -------------------                   ---------------
          Joseph A. Ahern                              $21,375
          Dennis D. Johnson                            $14,250
          Janice E. Loichle                            $14,250
          Thomas L. Saeli                              $14,250





                          PROXY VOTING POLICIES AND PROCEDURES

     Because the Fund will hold various equity securities in its portfolios, it will have the right to vote by proxy on items of business that the issuers of those securities present to shareholders from time to time. The Company has adopted a proxy voting procedure whereby, subject to oversight from the Company's Board of Directors, the Subadviser of the Fund that actually manages the assets of the Fund has been delegated the responsibility for assessing and voting that Fund's proxies in accordance with the Subadviser's own proxy voting policies and procedures, as applicable. These policies and procedures include specific provisions to determine when a conflict exists between that Fund and the Subadviser or its affiliates. A copy of the proxy voting policies and procedures of the Subadviser are attached to this SAI as Appendix A.


     An annual record of all proxy votes cast by the Fund during the most recent 12-month period ended June 30 can be obtained, free of charge, upon request, by calling (800) 345-4783, or by viewing the Company's report on Form N-PX on the SEC's website at http://www.sec.gov.

                                 CODE OF ETHICS


     The Company, the Adviser, the Administrator, the Distributor and the Subadviser have each adopted a code of ethics which complies in all material respects with Rule 17j-1 under the 1940 Act. These codes of ethics are designed to prevent directors, officers and designated employees ("Access Persons") who have access to information concerning portfolio securities transactions of the Fund from using that information for their personal benefit or to the disadvantage of the Fund. The codes of ethics do permit Access Persons to engage in personal securities transactions for their own account, including securities which may be purchased or held by the Fund, but impose significant restrictions on such transactions and require Access Persons to report all of their personal securities transactions (except for transactions in certain securities where the potential for a conflict of interest is very low such as open-end mutual fund shares and money market instruments). Each of the codes of ethics has been filed as an exhibit to the Company's registration statement of which this SAI is a part, and is available from the Company's filings on the SEC's website at http://www.sec.gov.


     Because the Subadviser is not otherwise affiliated with the Company or the Adviser, the Adviser has delegated responsibility for monitoring the personal trading activities of the Subadviser's personnel to the Subadviser. The Subadviser provides the Company's Board of Directors with a quarterly certification of the Subadviser's compliance with its code of ethics and with Rule 17j-1 and a report concerning any significant violations of its code.


           CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


Controlling Persons

     As of November 30, 2007, no individual owned of record or beneficially 25% or more of any class of stock of the Fund, and no person controlled the Fund.

Principal Holders of Securities

     As of November 30, 2007, no individual owned of record or beneficially 5% or more of the outstanding shares of any class of shares of the Fund.


Management Ownership

     As of November 30, 2007, the Directors and officers of the Company, as a group, did not own any shares of the Fund.




                    INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser and Subadviser

     Advance Capital Management, Inc. (the "Adviser") serves as investment adviser to the Fund. Pursuant to a Subadvisory Agreement, the Adviser has hired Seizert Capital Partners, LLC ("Seizert Capital" or the "Subadviser"), to serve as the Subadviser to the Fund, effective with the commencement of the Fund's operations. This agreement has been approved by the Company's Board of Directors and its initial shareholder.

     The principal business address of Advance Capital Management, Inc. is One Towne Square, Suite 444, Southfield, Michigan 48076. Advance Capital Management, Inc. is a wholly-owned subsidiary of Advance Capital Group, Inc. ("ACG"), the Administrator and Transfer Agent for the Funds, and ACG is controlled by John C. Shoemaker, Robert J. Cappelli and Raymond A. Rathka, each of whom owns 1/3 of the outstanding voting stock of ACG. Seizert Capital's principal business address is 185 West Oakland,
Suite 100, Birmingham, Michigan 48009. Subject to the general supervision of the Company's Board of Directors and in accordance with the Fund's investment objectives and policies, the Subadviser continually conducts investment research and furnishes an investment program for the Fund and is responsible for the purchase and sale of the Fund's portfolio securities, and maintains the records relating to such purchases and sales.

     The Adviser has agreed to pay certain expenses, including the fees associated with the hiring of a Subadviser, incurred in connection with its activities under the Investment Advisory Agreement other than the cost of securities, including brokerage commissions, purchased for the Fund. Specifically, the Adviser will pay for (a) the salaries and employment benefits of all its employees who are engaged in providing these services,
(b) adequate office space and suitable office equipment for such employees,
(c) all telephone and postage costs relating to such functions.

     For services provided and expenses assumed pursuant to the Investment Advisory Agreement, the Adviser receives a fee, computed daily and paid monthly, at the annual rate of 0.40% of the average daily net assets of the Fund. For its services, the Subadviser is paid a fee by the Adviser, payable over the same time periods and calculated in the same manner as the investment advisory fee, of 0.40% on the average daily net assets of the Fund. From time to time, as it may deem appropriate in its sole discretion, the Adviser may waive a portion or all of its advisory fee.



SUBADVISOR PORTFOLIO MANAGER COMPENSATION

     The Subadviser portfolio managers' compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a ownership interest option grant. Compensation is variable and is determined based on several factors, including investment performance of the managed accounts and portfolios over one-, three-, five-, and 10-year periods and contribution to the Subadviser's overall investment process. Performance may be judged with reference to the broad based indices (e.g., the S&P 500 Index or the Russell 2000 Index) as well as an applicable
Lipper index (e.g., the large cap core and multi-cap core), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms. Compensation is viewed with a long term horizon. The more consistent a portfolio manager's performance over time, the higher the compensation opportunity.



FUND OWNERSHIP BY PORTFOLIO MANAGERS

     As of November 30, 2007, no shares of the Fund were owned by any of the Seizert Capital portfolio managers for the Fund.

OTHER FUNDS OR ACCOUNTS MANAGED

     The Fund is managed by an investment committee of the Subadviser chaired by Edward O. Eberle. Mr. Eberle has day-to-day responsibility for managing the Fund and works with this investment committee to develop and execute the Fund's investment program. Mr. Eberle is the President of Seizert Capital and serves as a portfolio manager for many of Seizert Capital's institutional and high net worth individual advisory relationships. Mr. Eberle has the day-to-day responsibility for managing 15 other separately managed accounts which had a total of approximately $[500] million of assets as of November 30, 2007. None of these other accounts have performance-based fees.


CONFLICTS OF INTEREST

     Portfolio managers at Seizert Capital typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. Seizert Capital has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the "Subadviser Portfolio Manager Compensation" section, portfolio manager compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.



12B-1 AND DISTRIBUTION PLAN

     Expenses of the Fund's Retail Shares may include distribution-related expenses which this class of shares is permitted to bear under a Plan of Distribution complying with the provisions of Rule 12b-1 under the 1940 Act. Such a Plan was approved by the Board of Directors, including a majority of the Directors who are not "interested" persons of the Company and who have no direct or indirect financial interest in the operation of the Plan.
Under the Plan, 0.25% of the average daily net assets attributable to Retail Shares of the Fund, for any fiscal year, is expended for preparation, reproduction, and distribution of sales literature and prospectuses used for sales purposes; public relations and communications with investors and prospective investors; and compensation of sales personnel.

     Under the Distribution Plan, the Fund is authorized to reimburse the Distributor for its activities (which are the same as those authorized by the Plan) on behalf of each Fund on a monthly basis, provided that any payment by the Fund to a Distributor, together with any other payments made by the Fund pursuant to the Plan, shall not exceed .02083% of the average daily net assets attributable to Retail Shares of the Fund for the prior month (0.25% on an annualized basis).

     The Plan was initially approved on July 17, 1987, by the Directors of the Company, including a majority of the Directors who were "not interested" persons (as defined in the 1940

Act) of the Company and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the Qualified Directors). In approving the application of the Plan to the Fund, the Directors and the initial shareholder of the Fund determined that the Plan would be in the best interest of the shareholders of the Fund.


ADMINISTRATOR AND TRANSFER AGENT

     Advance Capital Group, Inc., One Towne Square, Suite 444, Southfield, Michigan, 48076, serves as the Administrator and Transfer Agent for all of the Company's Funds. Under the Administration and Transfer Agent Agreement, the Administrator agrees to maintain office facilities for the Company, furnish the Company with statistical and research data, clerical, accounting, and bookkeeping services, and certain other services required by the Company, and to compute the net asset value, net income and realized capital gains or losses, if any, of the Fund. The administrator prepares semi-annual reports to the Securities and Exchange Commission, prepares federal and state tax returns, prepares filings with the state commissions, maintains financial accounts and records and generally assists in all aspects of the Company's operations. Advance Capital Group, Inc., acting in its capacity as Transfer Agent, arranges for and bears the cost of processing share purchase and redemption orders, maintains shareholder record accounts and serves as dividend disbursing agent, with duties involving calculation of dividends and capital gains distributions and issuing dividend and capital gains payment records. The Transfer Agent is also responsible for preparing and mailing to shareholders periodic account statements, federal tax information and daily confirmations of transactions in the Fund's shares.
In addition, the Transfer Agent will respond to telephone and mail inquiries concerning the status of shareholder accounts.


CUSTODIAN

     Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, is Custodian of the assets for all of the Company's Funds. Under the custodian agreement, Fifth Third has agreed to a) maintain separate accounts in the name of the Company; b) make receipts and disbursements of money on behalf of the Company; c) collect and receive all income and other payments and distributions on account of the Company's portfolio securities; d) respond to correspondence from securities brokers and others relating to its duties; e) maintain certain financial accounts and records; and f) make periodic reports to the Company's Board of Directors concerning the Company's operations. Under the custodian agreement, the Custodian is entitled to monthly fees for furnishing custodial services and is entitled to reimbursement for its out of pocket expenses in connection with the above services.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     PricewaterhouseCoopers LLP, 100 East Broad Street, Suite 2100, Columbus, Ohio 43215, serves as the independent registered public accounting firm for the Company. The financial highlights of the Company that will be included in future Prospectuses for the Fund and the financial statements of the Company that will be incorporated by reference into future Statements of Additional Information for the Fund, will be audited by PricewaterhouseCoopers LLP.

LEGAL COUNSEL

     Dykema Gossett PLLC, 400 Renaissance Center, Detroit, Michigan 48243, acts as counsel to the Company and the Fund.


PORTFOLIO TRANSACTIONS

     The Subadviser is responsible for, make decisions with respect to, and place orders for all purchases and sales of portfolio securities. Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions in the over-the-counter market are generally principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, where possible the Subadviser will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere.

     The Subadvisory Agreement provides that in executing portfolio transactions and selecting brokers or dealers, the Subadviser will seek to obtain the best net price and the most favorable execution. The Subadviser will consider factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any for the specific transaction and on a continuing basis.
In addition, the Subadvisory Agreement authorizes the Subadviser, to the extent permitted by law and subject to the review of the Company's Board of Directors, from time to time, with respect to the extent and continuation of this policy, to cause the Fund to pay a broker-dealer which furnishes brokerage and research services at a higher commission than that which might be charged by another broker-dealer for effecting the same transaction. This is allowed when the Subadviser determines, in good faith, that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Subadviser, to the accounts to which it exercises investment direction.
Such brokerage and research services may consist of reports and statistics on specific companies or industries, general summaries of groups of stocks and their comparative earnings, yields or broad overviews of the stock market and the economy.

     Supplementary research information received is in addition to and not in lieu of services required to be performed by the Subadviser and does not reduce the investment advisory fee payable to the Adviser by the Fund.
Such information may be useful to the Subadviser in servicing both the Fund and other clients of the Subadviser, and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Subadviser in carrying out its obligations to the Fund.

     The Company and the Adviser have authorized the Subadviser to pay slightly higher commissions to those firms that provide research services to the Subadviser as compared to those firms which do not provide research; commonly referred to as "soft dollar" arrangements. The Subadviser will do so only if a good faith determination is made by it that the commissions are reasonable in relation to the value of brokerage and research services provided. The Company does not authorize any third party payments related to these "soft dollar" arrangements.

     Portfolio securities will not be purchased from, or sold to, the Adviser, the Subadviser, the Distributor or any affiliated person of any of them
(as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the 1940 Act and the rules and regulations thereunder, or by order of the Securities and Exchange Commission.


PORTFOLIO TURNOVER

     Portfolio turnover is the practice by mutual funds of buying and selling securities within the Fund. Before investing in a mutual fund, you should review its portfolio turnover rate for an indication of the potential effect of these transaction costs on the Fund's future returns. Typically, the greater the volume of buying and selling by the Fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, a Fund with a high portfolio turnover rate (100% or more) may be more likely than low-turnover funds to generate capital gains that must be distributed to shareholders as taxable income. The average turnover rate for all domestic stock funds is about 80%. The Subadviser expects that the portfolio turnover rate for the Fund will be between 50% and 90%. The Fund does not intend to invest for the purpose of seeking short-term profits. While portfolio turnover can vary from year to year, it is the Subadviser's intent to maintain a consistent rate of portfolio turnover each year.



                   CAPITAL STOCK AND OTHER SECURITIES

     Advance Capital I, Inc. shares are currently classified into four series of shares, with each series representing an ownership interest in one of four separate investment portfolios. Each series is in turn divided into two classes of shares; Retail Shares and Institutional shares. Each share is entitled to such dividends and distributions out of the income earned on the assets belonging to such class of shares as are declared at the discretion of the Board of Directors.

     Shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by series or class, except as otherwise expressly required by law, or when the matter to be voted upon affects only the interest of the shareholders of a particular series or class. At such time, shares of capital stock of the Company shall be voted by individual series or class and only shares of capital stock of the respective series or class affected by a matter shall be entitled to vote on such a matter. The approval of an investment company agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of both classes of such Fund. Also, the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of directors may be effectively acted upon by shareholders of all Funds without regard to series or class.

     Shares have no preemptive rights and only conversion or exchange rights as the Board of Directors allows. When issued for payment, the Company's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Company or an individual Fund, shareholders of a Fund are entitled to receive the assets available for distribution belonging to the particular Fund, and a proportionate distribution of any general assets of the Company not belonging to any particular Fund which are available for distribution.

     The Board of Directors is authorized, with shareholder approval, to
(a) sell all assets of a Fund at net asset value for consideration involving cash or securities and transfer to another management investment company
(b) sell and convert the Fund's assets into cash and cause all shares of the Fund to be redeemed at net asset value (c) combine the assets belonging to a Fund with the assets belonging to another Fund as long as the Board of Directors determines that such combination will not have a material adverse effect on shareholders of any Fund participating in such combination.



                      PURCHASE AND PRICING OF SHARES

     Shares may be purchased in the Fund by completing an Application to Purchase Shares. The Application and a check made payable to Advance Capital I, Inc. can be mailed to the Southfield, Michigan address located on the cover of this Statement.

     Securities are valued at fair market value, or if a market quotation is not readily available or deemed unreliable, at their fair value. The net asset value is calculated by adding up the total assets attributable to each class of shares of a Fund, subtracting all of the liabilities, or debts attributable to that class of shares, and then dividing by the total number of shares of that class which are outstanding.

                           Total Assets - Total Liabilities
                         -------------------------------------
    Net Asset Value =          Number of Shares Outstanding




                                TAXATION OF THE FUND

     The Internal Revenue Code of 1986 treats each Advance Capital I Fund as a separate corporation. The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986. The Company intends to distribute to shareholders of the Fund all capital gains and income earned by the Fund. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends are received in cash or as additional shares. Information on the tax status of dividends is provided annually. At the time of your purchase, the Fund's net asset value may reflect undistributed income or capital gains or unrealized appreciation of securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable as described above.


                               PERFORMANCE INFORMATION

Average Annual Total Return

     From time to time, the Fund may state its total return in advertisements and other types of literature. Any statements of total return performance data will be accompanied by information on the Fund's average annual compounded rate of return over the most recent 1, 5 and 10 year periods or life of the Fund. The Fund's average annual compounded rate of return is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:

                                P(1+T)n = ERV

Where: P = a hypothetical initial purchase order of $1,000 from which the maximum sales load ($0) is deducted.

T =   average annual total return
n =   number of years
ERV = redeemable value of the hypothetical $1,000 purchase at the end of the period

Aggregate total return is calculated in a similar manner, except that the results are not annualized.


Average Annual Total Return (After Taxes on Distributions)

     The Fund's average annual compounded rate of return after taxes on distributions is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:

                               P(1+T)n=ATVD

Where: P=a hypothetical initial purchase order of $1,000 from which the maximum sales load ($0) is deducted:

T = average annual total return (after taxes on distributions) n = number of years
ATVD = ending value of the hypothetical $1,000 purchase at the end of the period after taxes on distributions but not after taxes on redemptions



Average Annual Total Return (After Taxes on Distributions and Redemption)

     The Fund's average annual compounded rate of return after taxes on distributions is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:

                                P(1+T)n=ATVDR

Where: P=a hypothetical initial purchase order of $1,000 from which the maximum sales load ($0) is deducted:

T = average annual total return (after taxes on distributions and redemption) n = number of years
ATVDR = ending value of the hypothetical $1,000 purchase at the end of the period after taxes on distributions and redemptions

                             ANTI-MONEY LAUNDERING PROGRAM

     The Company has established an Anti-Money Laundering Compliance Program (the "AML Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Company's AML Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the AML Program.

     Procedures to implement the AML Program include, but are not limited to, determining that the Fund's distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including the Office of Foreign Asset Control, and a complete and thorough review of all new opening account applications. The Company will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.



                                  FINANCIAL STATEMENTS

     The report of PricewaterhouseCoopers LLP, independent registered public accounting firm, and the audited financial statements of each Fund, which will be contained in the Advance Capital I, Inc. Annual Report to Shareholders for the year ended December 31, 2007, sent to shareholders of each Advance Capital I Fund and filed with the Securities and Exchange Commission, will hereby incorporated by reference into this Statement of Additional Information. The Company will furnish a copy of this Annual Report to Shareholders, without charge, upon request made to Advance
Capital I, Inc., P.O. Box 3144, Southfield, Michigan 48037.

                 APPENDIX A - PROXY VOTING POLICIES OF THE SUBADVISER

                         SEIZERT CAPITAL PARTNERS, LLC

                        PROXY VOTING POLICY AND PROCEDURES


I.	POLICY STATEMENT

Introduction - Seizert Capital Partners, LLC (the "Advisor") is adopting these proxy voting policies and procedures (the "Policies and Procedures") in order to comply with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended and its associated record keeping requirements.

The Policies and Procedures apply to those client accounts (i) that contain voting securities; and (ii) for which the Advisor has authority to vote client proxies. The Policies and Procedures will be reviewed and, as necessary, updated periodically to address new or revised proxy voting issues. Other, similar rights such as consent rights shall be evaluated on a case-by-case basis.

Pursuant to the Policies and Procedures and its fiduciary duties, the Advisor will vote client proxies as part of its authority to manage, acquire and dispose of account assets. When voting proxies for client accounts, the Advisor's primary objective is to make voting decisions solely in the best interests of clients and beneficiaries and participants of benefits plans for which we manage assets. In fulfilling its obligations to clients, the Advisor will act in a manner deemed to be prudent and diligent and which is intended to enhance the economic value of the underlying securities held in client accounts. In certain situations, a client or its fiduciary may provide the Advisor with a statement of proxy voting policy. In these situations, the Advisor seeks to comply with such policy to the extent it would not be inconsistent with applicable regulation or the fiduciary responsibility of the Advisor.

Duty to Vote Proxies - The Advisor acknowledges that it is part of its fiduciary duty to its clients to vote client proxies, except in cases in which the cost of doing so, in the opinion of the Advisor, would exceed the expected benefits to the client. This may be particularly true in the case of non - U.S. securities. While the proxy voting process is well established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-US companies located in certain jurisdictions, particularly emerging markets, may involve a number of logistical problems that may have a detrimental effect on the Advisor's ability to vote such proxies. The logistical problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English, (ii) untimely and/or inadequate notice of shareholder meetings, (iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes, (iv) requirements to vote proxies in person, (v) the imposition of restrictions on the sale of the securities for it period of time in proximity to the shareholder meeting, and (vi) requirements to provide local agents with power of attorney to facilitate the Advisor's voting instructions. Accordingly, the Advisor may conduct a cost-benefit analysis in determining whether to attempt to vote its clients' shares at a non-US company's meeting, whereby if it is determined that the cost associated with the attempt to exercise its vote outweighs the benefit the Advisor believes its clients will derive by voting on the company's proposal, the Advisor may decide not to attempt to vote at the meeting.

Material Conflicts - The Advisor will vote its clients' proxies in the best interests of its clients and not its own. In voting client proxies, the Advisor will avoid material conflicts of interests between the interests of the Advisor and its affiliates on the one hand and the interests of its clients on the other. The Advisor recognizes that it may have a material conflict of interest in voting a client proxy where (i) it manages assets, administers employee benefit plans, or provides brokerage, underwriting or insurance to companies whose management is soliciting proxies; (ii) it manages money for an employee group that is the proponent of a proxy proposal; (iii) has a personal relationship with participants in a proxy solicitation or a director or candidate for director; or (iv) it otherwise has a personal interest in the outcome in a particular matter before shareholders. Notwithstanding the above categories, the Advisor understands that the determination of whether a "material conflict" exists depends on all of the facts and circumstances of the particular situation. The Advisor acknowledges the existence of a relationship of the type discussed above, even in the absence of any active efforts to solicit the investment adviser with respect to a proxy vote, is sufficient for a material conflict to exist.


II.   GENERAL PROXY VOTING GUIDELINES

It is the policy of the Advisor in voting proxies to consider and vote each proposal with the objective of maximizing long-term investment returns for its clients. To ensure consistency in voting proxies on behalf of its clients, the Advisor utilizes the proxy voting guidelines (the "Proxy Voting Guidelines") set forth below. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues

A.    Management Proposals:

1. The following management sponsored proposals are often voted in support of management:


 X                         Selection or ratification of auditors
----  -------     ----
For   Against     Case
                  by
                  Case

 X                         Approval of financial statements, director,
----  -------     ----     and auditor reports
For   Against     Case
                  by
                  Case

 X                         Election of Directors
----  -------     ----
For   Against     Case
                  by
                  Case

 X                         Limiting Directors' liability and broadening
----  -------     ----     indemnification of Directors
For   Against     Case
                  by
                  Case

 X                        Requirement that a certain percentage (up to
----  -------     ----    66 2/3%) of its Board's members be comprised
For   Against     Case    of independent and unaffiliated Directors
                  by
                  Case

 X                        Requirement that members of the company's
----  -------     ----    compensation, nominating and audit committees
For   Against     Case    be comprised of independent or unaffiliated
                  by      Directors
                  Case

X                         Recommendations to set retirement ages or require
----  -------     ----    specific levels of stock ownership by Directors
For   Against     Case
                  by
                  Case

X                         General updating/corrective amendments to the
----  -------     ----    charter
For   Against     Case
                  by
                  Case

X                         Elimination of cumulative voting
----  -------     ----
For   Against     Case
                  by
                  Case

X                         Elimination of preemptive rights
----  -------     ----
For   Against     Case
                  by
                  Case

X                         Provisions for confidential voting and independent
----  -------     ----    tabulation of voting results
For   Against     Case
                  by
                  Case

X                         Proposals related to the conduct of the annual
----  -------     ----    meeting except those proposals which relate to
For   Against     Case    the "transaction of such other business which may
                  by      come before the meeting"
                  Case

X                         Capitalization changes which eliminate other
----  -------     ----    classes of stock and voting rights
For   Against     Case
                  by
                  Case


X                         Proposals to increase the authorization of existing
----  -------     ----    classes of stock if: (i) a clear and legitimate
For   Against     Case    business purpose is stated; (ii) the number of
                  by      shares requested is reasonable in relation to the
                  Case    purpose for which authorization is requested; and
                          (iii) the authorization does not exceed 10% of shares currently authorized and at least 10% of the new authorization will be outstanding


X                         Proposals to create a new class of preferred stock
----  -------     ----    or for issuances of preferred stock up to 10% of
For   Against     Case    issued capital unless the terms of the preferred
                  by      stock would adversely affect the rights of existing
                  Case    shareholders

X                         Proposals for share repurchase plans, unless it
----  -------     ----    appears that a repurchase plan lacks a bona fide
For   Against     Case    business purpose
                  by
                  Case

X                         Proposals to reduce the number of authorized shares
----  -------     ----    of common or preferred stock, or to eliminate classes
For   Against     Case    of preferred stock, provided such proposals have a
                  by      legitimate business purpose
                  Case

X                         Proposals to effect stock splits unless such a split
----  -------     ----    would be contrary to shareholders' best interests
For   Against     Case
                  by
                  Case

X                         Proposals to effect reverse stock splits if
----  -------     ----    management proportionately reduces the authorized
For   Against     Case    share amount set forth in the corporate charter.
                  by      Reverse stock splits that do not adjust
                  Case    proportionately to the authorized share amount will
                          generally be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases

X                         Director fees unless the amounts are excessive
----  -------     ----    relative to other companies in the country or
For   Against     Case    industry
                  by
                  Case

X                         Employee stock purchase plans that permit discounts
----  -------     ----    up to 15%, but only for grants that are part of a
For   Against     Case    broad based employee plan, including all
                  by      non-executive employees
                  Case



X                         Establishment of Employee Stock Option Plans
----  -------     ----    and other employee ownership plans
For   Against     Case
                  by
                  Case

X                         Modify or rescind existing supermajority
----  -------     ----    vote requirements to amend the charters or bylaws
For   Against     Case
                  by
                  Case


X                         Adoption of anti-greenmail provisions provided that
----  -------     ----    the proposal (i) defines greenmail, (ii) prohibits
For   Against     Case    buyback offers to large block holders not made to
                  by      all shareholders or not approved by disinterested
                  Case    shareholders, and (iii) contains no anti-takeover
                          measures or other provisions restricting the rights of shareholders


2. The following proposals are often voted against, notwithstanding management support:

         X                Capitalization changes which add classes of stock
----  -------     ----    which substantially dilute the voting interests of
For   Against     Case    existing shareholders
                  by
                  Case



         X                Proposals to increase the authorized number of shares
----  -------     ----    of existing classes of stock which carry preemptive
For   Against     Case    rights or super voting rights
                  by
                  Case

         X                Creation of blank check preferred stock
----  -------     ----
For   Against     Case
                  by
                  Case

         X                Changes in capitalization by 5% or more where
----  -------     ----    management does not offer an appropriate rationale
For   Against     Case    or where it is contrary to the best interests of
                  by      existing shareholders
                  Case

         X                Compensation proposals that allow for discounted
----  -------     ----    stock options which have not been offered to
For   Against     Case    employees in general
                  by
                  Case

         X                Change-in-control provisions in non-salary
----  -------     ----    compensation plans, employment contracts, and
For   Against     Case    severance agreements that benefit management and would
                  by      be costly to shareholders if triggered
                  Case

         X                Anti-takeover and related provisions that serve to
----  -------     ----    prevent the majority of shareholders from exercising
For   Against     Case    their rights or effectively deter the appropriate
                  by      tender offers and other offers
                  Case


         X                Shareholders rights plans which allow appropriate
----  -------     ----    offers to shareholders to be blocked by the board
For   Against     Case    or trigger provisions which prevent legitimate
                  by      offers from proceeding
                  Case

         X                Amendments to bylaws that would require a
----  -------     ----    supermajority shareholder vote to pass or repeal
For   Against     Case    certain provisions
                  by
                  Case

         X                Proposals to indemnify auditors
----  -------     ----
For   Against     Case
                  by
                  Case


3.  The following types of proposals are often voted on a case-by-case basis:

                    X     Mergers, acquisitions and other special corporate
----  -------     ----    transactions (i.e., takeovers, spin-offs, sales of
For   Against     Case    assets, reorganizations, restructurings and
                  by      recapitalizations) will be examined on a
                  Case    case-by-case basis


                    X     Executive/Director stock option plans. Generally,
----  -------     ----    the stock option plans should meet the following
For   Against     Case    criteria: (i) Whether the stock option plan is
                  by      incentive based; (ii) For mature companies, should
                  Case    be no more than 5% of the issued capital at the
                          time of approval; and (iii) For growth companies, should be no more than 10% of the issued capital at the time of approval

                    X     Proposals requiring shareholder ratification
----  -------     ----    of poison pills
For   Against     Case
                  by
                  Case



B.     Shareholder Proposals:

1.	The following shareholder proposals are often supported:

 X                        Requiring Auditors to attend the annual meeting
----  -------     ----    of shareholders
For   Against     Case
                  by
                  Case

X                         Requirement that members of the company's
----  -------     ----    compensation, nominating and audit committees be
For   Against     Case    comprised of independent or unaffiliated Directors
                  by
                  Case

2.	The following shareholder proposals are often determined on a case-by-case basis:

                    X     Proposals which limit tenure of directors
----  -------     ----
For   Against     Case
                  by
                  Case

                    X     Proposals to limit golden parachutes
----  -------     ----
For   Against     Case
                  by
                  Case

                    X     Proposals requiring directors to own large amounts
----  -------     ----    of stock to be eligible for election
For   Against     Case
                  by
                  Case

                    X     Restoring cumulative voting in the election of
----  -------     ----     directors
For   Against     Case
                  by
                  Case

                    X     Requirement that a certain percentage of its Board's
----  -------     ----    members be comprised of independent and
For   Against     Case    unaffiliated Directors
                  by
                  Case

                    X     Proposals which limit retirement benefits or
----  -------     ----    executive compensation
For   Against     Case
                  by
                  Case

                    X     Requiring shareholder approval for Bylaw or charter
----  -------     ----    amendments
For   Against     Case
                  by
                  Case

                    X     Requiring shareholder approval for shareholder
----  -------     ----    rights plan or poison pill
For   Against     Case
                  by
                  Case

                    X     Requiring shareholder approval of golden parachutes
----  -------     ----
For   Against     Case
                  by
                  Case

                    X     Confidential voting
----  -------     ----
For   Against     Case
                  by
                  Case

                    X     Elimination of certain anti-takeover related
----  -------     ----    provisions
For   Against     Case
                  by
                  Case

                    X     Reduction or elimination of supermajority vote
----  -------     ----    requirements
For   Against     Case
                  by
                  Case

                    X     Prohibit payment of greenmail
----  -------     ----
For   Against     Case
                  by
                  Case


3.	The following shareholder proposals are often not supported:

         X                Requirements that the issuer prepare reports which
----  -------     ----    are costly to provide or which would require
For   Against     Case    duplicative efforts or expenditures which are of a
                  by      non-business nature or would provide no pertinent
                  Case    information from the perspective of institutional
                          shareholders

         X                Restrictions related to social, political or special
----  -------     ----    interest issues that impact the ability of the
For   Against     Case    company to do business or be competitive and which
                  by      have a significant financial or best interest impact
                  Case    to the shareholders

         X                Proposals which require inappropriate endorsements
----  -------     ----    or corporate actions
For   Against     Case
                  by
                  Case



ADMINISTRATION OF PROXY POLICIES AND PROCEDURES

A.   Proxy Review Committee

The Advisor's Proxy Review Committee (the "Committee") is responsible for creating and implementing the Policies and Procedures and, in that regard, has adopted the general principles and guidelines set forth above in Sections I and II. Among other things, the Committee is responsible for the following:

1. The Committee, consisting of members designated by the Chief Executive Officer, shall establish and review these Policies and Procedures and determine how the Advisor will vote proxies on an ongoing basis.

2. The Committee shall have the authority to amend and change the Policies and Procedures and designate voting positions consistent with the objective of maximizing long-term investment returns for the Advisor's clients.

3. The Committee shall meet as needed to oversee and address all questions relating to the Advisor's Policies and Procedures, including: (1) general review of proposals being put forth at shareholder meetings of portfolio companies; (2) adopting changes in the Policies and Procedures; (3) determining whether voting on matters in the manner favored by the Advisor are "material" conflicts of interests within the meaning of Rule 206(4)-6 under the Investment Advisors Act of 1940, as amended; (4) determining how to vote matters for which specific direction has not been provided the Proxy Voting Guidelines (i.e. "case by case" matters) or are otherwise not covered by the Proxy Voting Guidelines (collectively, "Discretionary Proposals");
(5) determining whether to override the Proxy Voting Guidelines with respect to any proxy vote; and (6) designating a compliance officer (the "Compliance Officer") to implement the Operating Procedures set forth in Part B of this
Section III.

4. The Committee will periodically review the Proxy Voting Guidelines to determine if they are current and consistent with the Advisor's policy and will make appropriate changes as needed.



B.  Operating Procedures

The following operating procedures are intended to ensure that the Advisor satisfies its proxy voting obligations:

1. The Compliance Officer will review all new client accounts to determine whether (i) the account contains voting securities and (ii) the client has delegated proxy voting authorization to the Advisor in the investment advisory agreement or (iii) the client has otherwise provided specific voting instructions. Any questions regarding whether or not a security is a "voting" security or whether voting authority has been delegated by a client will be directed to the General Counsel of the Advisor.

2. The Compliance Officer will receive proxy materials and ballots and reconcile these materials with holdings in client accounts at least once monthly.

3. The Compliance Officer will compile and review the matters to be voted on, at least once monthly, and determine: (i) which matters are to be voted in accordance with the Proxy Voting Guidelines (a "Pre-Determined Matter"); and
(ii) which matters are

Discretionary Matters and (iii) which matters are to be voted pursuant to the instructions of clients (a "Directed Matter"). Any questions regarding whether a matter is a Pre-Determined Matter, a Discretionary Matter or a Directed Matter will be directed to the General Counsel of the Advisor.

4. For all Discretionary Matters, the Compliance Officer shall screen the matter and make a preliminary determination regarding whether the matter presents a potential material conflict of interest between the interests of the Advisor and its affiliates on the one hand and the Advisor's client on the other.

In order to determine whether a Discretionary Matter poses a potential material conflict of interest, the Compliance Officer shall compile and maintain a list of the following as applicable:

(a) all issuers for which the Advisor or its affiliates manages assets;
(b) all issuers for which the Advisor or its affiliates administers employee benefit plans;
(c) all issuers for which the Advisor or its affiliates brokerage, underwriting or Insurance;
(d) any issuer for which the Advisor or its affiliates is soliciting the provision of services enumerated in (a), (b) and (c);
(e) any other issuer with which the Advisor or its affiliates or its senior officers has a material business relationship; and
(f) any employee group for which the Advisor manages money;

This list, which the Compliance Officer shall update at least quarterly, shall be known as the "Master Conflicts List." The Compliance Officer shall screen the issuer, employee group or any other material related party ("Material Parties") involved in the Discretionary Matter against the Master Conflicts List and develop a list of potential conflicts ("Potential Conflicts List").

1. For each Discretionary Matter, the Compliance Officer shall solicit written reports from portfolio managers, investment personnel, analysts and other employees of the advisor who may have an investment or other professional interest in the Discretionary Matter. The Compliance Officer shall compile these reports in an "Advisory Report."

2.  The Compliance Officer shall present each meeting of the Committee with:
(i) a list of all Pre-Determined Matters to be voted in accordance with the Proxy Voting Guidelines; (ii) a list of all Discretionary Matters; (iii) a list of all Directed Matters to be voted in accordance with client instructions (iv) the Potential Conflicts List; and (v) any Advisory Reports.

3. The Committee shall meet quarterly. The Committee shall review and approve the list of Pre-Determined Matters to be voted in accordance with the Proxy Voting Guidelines and the list of all Directed Matters to be voted in accordance with client instructions. For each Discretionary Matter presented, the Committee will determine: (i) the manner in which to vote on the proxy and, (ii) whether the manner in which the Committee has determined to vote the proxy would, under the facts and circumstances, create a material conflict of interest between the interests of the Advisor and its affiliates on the one hand and the Advisor's clients on the other. In making the finding required in (ii) above, the Committee shall consider the Potential Conflicts List and any other material relationship known to the Committee between the Advisor and its affiliates and the Material Parties.

If the Proxy Review Committee determines that with respect to any Discretionary Matter that a material conflict of interest exists in voting the Discretionary Matter in the manner favored by the Committee, the Committee shall direct the Compliance Officer to obtain the informed written consent of the affected client (or clients) to the Committee's favored vote. If obtaining such consent from any client is impracticable or undesirable, the Advisor shall vote the client's proxy in accordance with the recommendation of an independent third-party service provider experienced in such matters to be retained by the Advisor on a case-by-case basis, as necessary.

4. If any portfolio manager, investment person, or any other employee of the Advisor wishes to vote a proxy with respect to a Pre-Determined Matter in a manner other than that set forth in the Proxy Voting Guidelines
(an "Override Matter"), such person shall contact the Compliance Officer.
The Compliance Officer shall screen the Override Matter against the Master List and include the results on the Potential Conflicts List. The Compliance Officer shall also solicit an Advisory Report for presentation to the Committee. The Override Matter shall be presented at the next scheduled meeting of the Committee for a determination of: (i) whether the matter should be voted in a manner other than as specified in the Proxy Voting Guidelines; and (ii) whether the manner in which the Committee has determined to vote the proxy would constitute a material conflict of interest. If the Committee determines that a material conflict of interest exists with respect to voting the Override Matter in the manner it favors, the Committee shall direct the Compliance Officer to either: (i) vote the Override Matter in the manner originally prescribed by the Proxy Voting Guidelines; or (ii) obtain the informed written consent of the affected client (or clients) to the Committee's favored vote.

5. Directed Matters will be voted in accordance with the instructions of the client.

6. The Compliance Officer will ensure that all proxies are voted in accordance with these Procedures and Policies.

7. The Compliance Officer may delegate any of his or her functions to a third party proxy voting or other service provider.

8. All decisions of the Committee, including all determinations regarding whether or not a material conflict of interest existed with respect to a Discretionary or Override Matter and the basis for such determination, shall be documented in writing and maintained by the Compliance Officer for a period of at least 3 years.


IV.	CLIENT DISCLOSURE POLICIES

The Advisor will disclose the Policies and Procedures to its clients. The Advisor's disclosure will consist of a "concise summary" of SEC Rule 206(4)-6. This disclosure will also tell clients how to get a complete copy of the Advisor's policies and procedures. The proxy voting disclosure will be provided to existing clients through a separate mailing on or before A ugust 6, 2003. The Advisor's proxy voting disclosure will be provided to new clients in the Advisor's "brochure" or Part II to its Form ADV which will be delivered with a letter identifying the presence of the disclosure. The Compliance Officer will provide any client, upon written request, with a tabulation of how such client's proxies were voted by the Advisor.


V.	RECORDKEEPING REQUIREMENTS

Rule 204-2 under the Advisers Act, as amended, requires that the Advisor retain (i) its proxy voting policies and procedures; (ii) proxy statements received regarding client securities; (iii) records of votes it cast on behalf of clients; (iv) records of client requests for proxy voting information, and (v) any documents prepared by the investment adviser that were material to making a decision how to vote, or that memorialized the basis for the decision. The Advisor will keep all written requests from clients and any written response from the Advisor (to either a written or an oral request). The Advisor may rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Advisor that are maintained with a third party such as a proxy voting service, provided that the Advisor has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

                                      FORM N-1A

                               Part C - Other Information

Item 23.  Exhibits

(a)   Form of Articles of Amendment and Restatement (filed herewith)
(b) Bylaws, as amended April 23, 2004 (previously filed as Exhibit (b) to Post-Effective Amendment No. 29 to the registrant's Form N-1A registration statement, SEC file No. 33-13754 and incorporated herein by reference)
(c)   None
(d)(1)Form of Investment Advisory Agreement, dated August 3, 1987, as amended, between the Registrant and Advance Capital Management, Inc. to be effective with the Core Equity Fund on January 2, 2008 (filed herewith)
(d)(2)Asset Manager's Agreement, dated December 15, 1993, between Advance Capital Management, Inc. and T. Rowe Price Inc. relating to the Advance Capital I, Inc. Balanced Fund (filed herewith)
(d)(3)Asset Manager's Agreement, dated December 21, 1993, between Advance Capital Management, Inc. and T. Rowe Price Inc. relating to the Advance Capital I, Inc. Equity Growth Fund (filed herewith)
(d)(4)Form of Subadvisory Agreement, to be effective January 2, 2008, between Advance Capital Management, Inc. and Siezert Capital Partners, LLC, relating to the Advance Capital I, Inc. Core Equity Fund
      (filed herewith)
(e) Form of Distribution Agreement with Advance Capital Services, Inc. as amended January 26, 2007, to be effective with the Core Equity Fund on January 2, 2008 (Filed herewith)
(f)   None
(g)   Custodian Agreement with Fifth Third Bank (previously filed as Exhibit
      (p) to Post-Effective Amendment No. 24 to the registrant's Form N-1A registration statement and incorporated herein by reference)
(h) Form of Administration and Transfer Agent Agreement with Advance Capital Group, Inc., to be effective with the Core Equity Fund on January 2, 2008 (filed herewith)
(i) Opinion of Dykema Gossett PLLC regarding legality of issuance of shares (filed herewith)
(j)   None
(k)   None
(l)   None
(m) Form of Plan of Distribution pursuant to Rule 12b-1 as amended January 26, 2007, to be effective with the Core Equity Fund on January 2, 2008 (filed herewith)
(n)   None
(o) Power of Attorney (previously filed as Exhibit (o) to Post-Effective Amendment No. 28 to the registrant's Form N-1A registration statement, SEC File No. 33-13754 and incorporated herein by reference)
(p)(1)Code of Ethics of Advance Capital Management, Inc., as revised January 26, 2007 (previously filed as Exhibit (p) to Post-Effective Amendment No. 31 to the registrant's Form N-1A registration statement, SEC file No. 33-13754 and incorporated herein by reference)
(p)(2)Code of Ethics of T. Rowe Price Associates, Inc., with respect to the Balanced Fund and the Equity Growth Fund (previously filed as Exhibit
      (p) to Post-Effective Amendment

      No. 1 to the T. Rowe Price Short-Term Income Fund, Inc. Form N-1A registration statement, SEC file No. 333-136805, and incorporated herein by reference)
(p)(3)Code of Ethics of Seizert Capital Partners, LLC, with respect to the Core Equity Fund (filed herewith)

Item 24.  Persons Controlled By or Under Common Control with Registrant

      Not applicable.

Item 25.  Indemnification

      Pursuant to the authority of the Maryland General Corporation Law, particularly Section 2-418 thereof, Registrant's Board of Directors has adopted the following bylaw, which is in full force and effect and has not been modified or cancelled:


                                Article VI

     Section 2. Indemnification of Directors and Officers. Any person who was or is a party or is threatened to be made a party in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is a current or former director or officer of the Corporation, or is or was serving while a director or officer of the Corporation at the request of the Corporation as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by the Corporation against judgments, penalties, fines, excise taxes, settlements and reasonable expenses (including attorney's fees) actually incurred by such person in connection with such action, suit or proceeding to the full extent permissible under the General Laws of the State of Maryland, the Securities act of 1933 and the Investment Company Act of 1940, as such statutes are now or hereafter in force, except that such indemnity shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

    (b) Advances. Any current or former director or officer of the Corporation claiming indemnification within the scope of this Section 2 shall be entitled to advances from the corporation for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permissible under the General
Laws of the State of Maryland, the Securities Act of 1933 and the Investment Company Act of 1940, as such statutes are now or hereafter in force.

    (c) Procedure. On the request of any current or former director or officer requesting indemnification or an advance under this Section 2, the Board of Directors shall determine, or cause to be determined, in a manner consistent with the General Laws of the State of Maryland, the Securities Act of 1933 and the Investment Company Act of 1940, as such statutes are now or hereafter in force, whether the standards required by this Section 2 have been met.

    (d) Other Rights. The indemnification provided by this Section 2 shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification may be entitled under any insurance or other agreement, vote of stockholders or disinterested directors or otherwise, both as to action by a director or officer of the Corporation in his official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

     Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Advisor

     Advance Capital Management, Inc. (Management) is a Michigan corporation established in 1986 for the purpose of providing investment management services. Management, a registered investment adviser with the Securities and Exchange Commission and the State of Michigan, is a wholly owned subsidiary of Advance Capital Group, Inc. (Group). Group also owns Advance Capital Services, Inc. (Services) a financial services company that is a licensed National Association of Securities Dealers, Inc. broker-dealer.
The owners of Group and the directors and officers of Services and Management are the same three individuals, Raymond A. Rathka, John C. Shoemaker, and Robert J. Cappelli. The address for all three companies is One Towne Square, Suite 444, Southfield, Michigan, 48076.
The chart below shows the ownership and control of these three firms and of the Registrant as well.

Position    Group	Services    Management	      Registrant
-----------------------------------------------------------------------------
Owner(s)    Cappelli    Group       Group             Shareholders
            Rathka
            Shoemaker

Directors   Cappelli    Cappelli    Cappelli          Ahern, J.A.
            Rathka      Rathka      Rathka            Cappelli, R.J.
            Shoemaker   Shoemaker   Shoemaker         Johnson, D.D.
                                                      Saeli, T.L.
                                                      Loichle, J.E.

President   Cappelli    Theisen     Kostiz            Cappelli
Vice
President   Harkleroad  Cappelli    Cappelli          Harkleroad
            Katynski    Harkleroad  Harkleroad        Katynski
                        Katynski    Katynski          Kostiz

CCO         Harkleroad	Harkleroad  Harkleroad        Harkleroad

Treasurer   Cappelli    Cappelli    Cappelli          Cappelli

Secretary   Harkleroad  Harkleroad  Harkleroad        Harkleroad

Asst.
Secretary   Katynski    Katynski    Katynski          Katynski

Item 27.  Principal Underwriter

     Advance Capital Services, Inc. (Services) is a Michigan corporation which was established in 1986 to provide financial services and broker-dealer services. Currently, it is not distributing securities for any other investment companies. The directors and officers of Services are identified in Item 25 above.

Item 28.  Location of Accounts and Records

(1) Advance Capital Management, Inc., One Towne Square, Suite 444, Southfield, Michigan, 48076 (records relating to its functions as investment adviser).

(2)  Advance Capital Services, Inc., One Towne Square, Suite 444,
     Southfield, Michigan 48076 (records relating to its functions as distributor)

(3)  Advance Capital Group, Inc., One Towne Square, Suite 444,
     Southfield, Michigan 48076 (records relating to its functions as administrator and transfer agent)

(4) Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263 (records relating to its functions as custodian).

(5) Dykema Gossett PLLC, 400 Renaissance Center, Detroit, Michigan 48243-1668 (records relating to its functions as legal counsel).

Item 29.  	Management Services

     Not applicable.


Item 30.  	Undertakings

     None.

                                     SIGNATURES



     Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Southfield, the State of Michigan, on October 2, 2007.

ADVANCE CAPITAL I, INC.


By: /S/ CHRISTOPHER M. KOSTIZ
        Christopher M. Kostiz, Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on October 2, 2007.


Name                      Title
-----------------------   ------------------------------------

/S/ ROBERT J. CAPPELLI    President, Treasurer and Director
    Robert J. Cappelli	  (Principal executive officer and
                           principal financial officer)


/S/ JULIE A. KATYNSKI     Vice President
    Julie A. Katynski     (Principal accounting officer)


       *                  Director
Joseph A. Ahern


       *                  Director
Dennis D. Johnson


       *                  Director
Janice E. Loichle


       *                  Director
Thomas L. Saeli


*By: /S/ CHRISTOPHER M. KOSTIZ
         Christopher M. Kostiz, Attorney-in-fact

                              EXHIBIT INDEX

(a)   Form of Articles of Amendment and Restatement (filed herewith)
(b) Bylaws, as amended April 23, 2004 (previously filed as Exhibit (b) to Post-Effective Amendment No. 29 to the registrant's Form N-1A registration statement, SEC file No. 33-13754 and incorporated herein by reference)
(c)   None
(d)(1)Form of Investment Advisory Agreement, dated August 3, 1987, as amended, between the Registrant and Advance Capital Management, Inc. to be effective with the Core Equity Fund on January 2, 2008 (filed herewith)
(d)(2)Asset Manager's Agreement, dated December 15, 1993, between Advance Capital Management, Inc. and T. Rowe Price Inc. relating to the Advance Capital I, Inc. Balanced Fund (filed herewith)
(d)(3)Asset Manager's Agreement, dated December 21, 1993, between Advance Capital Management, Inc. and T. Rowe Price Inc. relating to the Advance Capital I, Inc. Equity Growth Fund (filed herewith)
(d)(4)Form of Subadvisory Agreement, to be effective January 2, 2008, between Advance Capital Management, Inc. and Siezert Capital Partners, LLC, relating to the Advance Capital I, Inc. Core Equity Fund (filed herewith)
(e) Form of Distribution Agreement with Advance Capital Services, Inc. as amended January 26, 2007, to be effective with the Core Equity Fund on January 2, 2008 (Filed herewith)
(f)   None
(g)   Custodian Agreement with Fifth Third Bank (previously filed as Exhibit
      (p) to Post-Effective Amendment No. 24 to the registrant's Form N-1A registration statement and incorporated herein by reference)
(h)   Form of Administration and Transfer Agent Agreement with Advance
      Capital Group, Inc., to be effective with the Core Equity Fund on January 2, 2008 (filed herewith)
(i) Opinion of Dykema Gossett PLLC regarding legality of issuance of shares (filed herewith)
(j)   None
(k)   None
(l)   None
(m) Form of Plan of Distribution pursuant to Rule 12b-1 as amended January 26, 2007, to be effective with the Core Equity Fund on January 2, 2008 (filed herewith)
(n)   None
(o) Power of Attorney (previously filed as Exhibit (o) to Post-Effective Amendment No. 28 to the registrant's Form N-1A registration statement, SEC File No. 33-13754 and incorporated herein by reference)
(p)(1)Code of Ethics of Advance Capital Management, Inc., as revised
      January 26, 2007 (previously filed as Exhibit (p) to Post-Effective Amendment No. 31 to the registrant's Form N-1A registration statement, SEC file No. 33-13754 and incorporated herein by reference)
(p)(2)Code of Ethics of T. Rowe Price Associates, Inc., with respect to the Balanced Fund and the Equity Growth Fund (previously filed as Exhibit
      (p) to Post-Effective Amendment No. 1 to the T. Rowe Price Short-Term Income Fund, Inc. Form N-1A registration statement, SEC file
      No. 333-136805, and incorporated herein by reference)
(p)(3)Code of Ethics of Seizert Capital Partners, LLC, with respect to the Core Equity Fund (filed herewith)